SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2019
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

a.
The accompanying unaudited interim consolidated financial statements for the six and three months periods ended June 30, 2019 and 2018 have been prepared in accordance with IAS 34 "Interim Financial Reporting" for interim financial information.

The interim consolidated financial statements do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company's annual consolidated financial statements as of December 31, 2018 and their accompanying disclosures.

The interim consolidated financial statements reflect all normal recurring adjustments necessary to present fairly the financial position, results of operations, and cash flows for the interim periods, but are not necessarily indicative of the results of operations to be anticipated for the full year ending December 31, 2019.

b.
The accounting policies adopted in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the company's annual consolidated financial statements for the year ended December 31, 2018, except for the adoption of new standards effective as of January 1, 2019. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

c.	IFRS 16 - Leases:

The Company applies, for the first time, IFRS 16 Leases . As required by IAS 34, the nature and effect of these changes are disclosed below.

The Company adopted IFRS 16 using the modified retrospective method of adoption with the date of initial application of January 1, 2019. Under this method, the standard is applied retrospectively with the cumulative effect of initially applying the standard recognised at the date of initial application. The Company elected to use the transition practical expedient allowing the standard to be applied only to contracts that were previously identified as leases applying IAS 17 and IFRIC 4 at the date of initial application. The Company also elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (‘short-term leases’), and lease contracts for which the underlying asset is of low value (‘low-value assets’).

The Company has a number of lease contracts, mainly leases of an office building and a production plant. Before the adoption of IFRS 16, the Company classified each of its leases (as lessee) at the inception date as an operating lease. The leased property was not capitalized and the lease payments were recognized as rent expense in profit or loss on a straight-line basis over the lease term. Any prepaid rent and accrued rent were recognized under prepaid expenses and other current assets and accrued expenses and other payables, respectively.

Upon adoption of IFRS 16, the Company applied a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The standard provides specific transition requirements and practical expedients, which has been applied by the Company.

The Company recognized right-of-use assets and lease liabilities for those leases previously classified as operating leases, except for short-term leases and leases of low-value assets. The right-of-use assets for most leases were recognised based on the carrying amount as if the standard had always been applied, apart from the use of incremental borrowing rate at the date of initial application. In some leases, the right-of-use assets were recognised based on the amount equal to the lease liabilities, adjusted for any related prepaid and accrued lease payments previously recognized. Lease liabilities were recognized based on the present value of the remaining lease payments, discounted using the incremental borrowing rate at the date of initial application.

Based on the foregoing, as at January 1, 2019:

•	Right-of-use assets of $7,106 were recognized and presented separately in the statement of financial position.
•	Additional lease liabilities of $7,032 were recognized and presented separately in the statement of financial position .
•	Prepaid expenses and other current assets of $256 and accrued expenses and other payables of $182 related to previous operating leases were derecognized.

Set out below, are the carrying amounts of the Company’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets
	Offices and labs	Vechicles	Production Plant	Total	Lease liabilities

As of January 1, 2019 (audited)	$2,104	$291	$4,711	$7,106	$7,032

Depreciation expenses	(588)	(67)	(438)	(1,093)	-
Interest expenses	-	-	-	-	211
Re-measurement	-	2	56	58	58
Additions	-	86	-	86	86
Payments	-	-	-	-	(815)

As of June 30, 2019 (unaudited)	1,516	312	4,329	6,157	6,572

The lease liabilities as of January 1, 2019 reconcilliation to the operating lease commitments as of December 31, 2018 are as follows:

Operating lease commitments as of December 31, 2018	$7,441
Weighted average incremental borrowing rate as of January 1, 2019 (%)	1.45-4.01
Discounted operating lease commitments of January 1, 2019	7,032

Lease liabilities as of January 1, 2019	$7,032

Set out below are the new accounting policies of the Company upon adoption of IFRS 16, which have been applied from the date of initial application:

1.          Right-of-use assets:

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities.

The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of- use assets are subject to impairment.

2.          Lease liabilities:

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including insubstance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate.The variable lease payments that do not depend on an index or a rate are recognized as expense in the periodon which the event or condition that triggers the payment occurs.